Condensed Statements of Cash Flows - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (595,752)	$ 99	$ (2,168)	$ (16,198)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Stock-based compensation	166,667
Change in fair value of SAFE notes	241,300	650	(13,550)	13,550
Changes in operating assets and liabilities:
Prepaids and other current assets	(17,332)			(3,468)
Accounts payable and accrued expenses	124,086	(34)	2,045	1,246
Net cash (used in) provided by operating activities	(81,031)	715	(13,673)	(4,870)
Cash flows from financing activities:
Proceeds from issuance of SAFE liabilities	1,695,000		150,000
Proceeds from issuance of Shareholder note			3,140
Payment of deferred transaction costs	(25,000)
Proceeds from issuance of restricted stock awards	20		60
Net cash provided by financing activities	1,670,020		153,200
Net increase in cash and cash equivalents	1,588,989	715	139,527	(4,870)
Cash and cash equivalents at beginning of the period	134,657	139,527		139,527
Cash and cash equivalents at end of the period	$ 1,723,646	$ 140,242	$ 139,527	$ 134,657